Cover	Mar. 04, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 04, 2025
Entity Registrant Name	STEM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39455
Entity Tax Identification Number	85-1972187
Entity Address, Address Line One	4 Embarcadero Ctr.
Entity Address, Address Line Two	Suite 710
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	877
Local Phone Number	374-7836
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	STEM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001758766